Offerings - Offering: 1	Jun. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.700% Senior Notes due 2036
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit	0.99705
Maximum Aggregate Offering Price	$ 697,935,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 96,384.82
Offering Note	The registration fee is calculated in accordance with Rule 456(b) and Rule 457(r) of the Securities Act of 1933, as amended, and represents deferred payment of the registration fee in connection with the Registrant's Registration Statement on Form S-3ASR (File No. 333-296931-01) paid herewith.